Consolidated Statements of Stockholders' Equity (Restated) (Parenthetical) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Number of treasury shares canceled (in shares)	[1]		5,528
Corporate federal income tax rate	[1]	21.00%

[1]	Restated